                                         OPPENHEIMER DEVELOPING MARKETS FUND
                      Supplement dated August 7, 2001 to the Prospectus dated December 20, 2000

 The Prospectus is changed as follows:

1.       The Prospectus Supplement dated June 15, 2001 is withdrawn.

2.       The section titled "Shareholder Fees" on page 7 is deleted and replaced with the following:

Shareholder Fees (charges paid directly from your investment):

  -------------------------------- --------------- --------------- -------------- ----------------
                                   Class A Shares  Class B Shares     Class C     Class N Shares
                                                                      Shares
                                   --------------- --------------- --------------
  --------------------------------                                                ----------------
  Maximum Sales Charge (Load) on
  purchases                            5.75%            None           None            None
  (as % of offering price)
  -------------------------------- --------------- --------------- -------------- ----------------
                                   --------------- --------------- --------------
  Maximum Deferred Sales Charge
  (Load) (as % of the lower of
  the original offering price or       None1            5%2             1%3             1%4
  redemption proceeds)
  --------------------------------
                                   --------------- --------------- -------------- ----------------
  Redemption Fee (as a
  percentage of total redemption       2.00%           2.00%           2.00%           2.00%
  proceeds)5
  -------------------------------- --------------- --------------- -------------- ----------------

   1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
   2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
   3. Applies to shares redeemed within 12 months of purchase.
   4. Applies to shares redeemed within 18 months of retirement plan's first purchase.
   5. Effective September 1, 2001, the redemption fee will apply to the proceeds of Fund shares that are redeemed
   (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  See "How to Sell
   Shares" for more information on when the redemption fee will apply.

                                                                                        (continued)

3.       The paragraph  captioned "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?" on page 15 is revised by deleting the first three  sentences of that  section and  replacing it with the  following sentence:

     If you buy Class N shares  (available only through  certain  retirement  plans),  you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.

4.       The first and second sentences of the section  captioned "Class A Contingent  Deferred Sales Charge" on page
         17 are deleted and replaced with the following:

         There is no initial sales charge on  non-retirement  plan  purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million or more, or for certain  purchases by  particular  types of retirement  plans that were permitted to purchase such shares prior to March 1, 2001.  (After March 1, 2001, retirement  plans are not  permitted  to make initial  purchases  of Class A shares  subject to a contingent deferred sales  charge.) The  Distributor  pays dealers of record  commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those grandfathered retirement accounts.

5.       The following  sentence in the section  captioned  "Class A Contingent  Deferred Sales Charge" on page 17 is deleted:  "That  concession  will not be paid on  purchases  of  shares in  amounts  of $1  million  or more
         (including any rights of  accumulation)  by a retirement plan that pays for the purchase with the redemption of Class C shares of one or more Oppenheimer funds held by the plan for more than one year."

6.       The following is added after "Can You Reduce Class A Sales Charges?"
     on page 17:

     Purchases by Certain  Retirement  Plans.  There is no initial sales charge on purchases of Class A shares of any one or more  Oppenheimer  funds by  retirement  plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor, and by retirement plans which are part of a retirement

                                                                                        (continued)

     plan product or platform offered by certain banks,  broker-dealers,  financial advisors,  insurance companies or recordkeepers  which  have  entered  into a  special  agreement  with the  Distributor.  There is no  contingent deferred  sales charge upon the  redemption of such shares.  The  Distributor  currently  pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own resources at the time of sale.  That  concession will not be paid on purchases of shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than (18) months.

7.       The heading and the first  paragraph of that  section on page 19 is revised to read as follows:  Who Can Buy
         Class N Shares?

         Class N shares are offered only through  retirement  plans  (including  IRAs and 403(b) plans) that purchase
         $500,000  or more of Class N shares  of one or more  Oppenheimer  funds or  through  retirement  plans  (not including  IRAs  and  403(b)  plans)  that  have  assets  of  $500,000  or  more  or  100 or  more  eligible participants.  See  "Availability  of Class N Shares" in the Statement of Additional  Information  for other circumstances where Class N shares are available for purchase.

8.       The following is added to the end of the last paragraph under "Distribution and Service Plans for Class B, Class C and Class N Shares" on page 20:

         That sales  concession  on the sale of Class N shares will not be paid on (i) purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption  proceeds of
         Class C  shares  of one or more  Oppenheimer  funds  held by the plan for  more  than one year  (other  than rollovers  from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the
         Oppenheimer  funds),  (ii)  purchases of Class N shares in amounts of $500,000 or more by a retirement  plan that pays for the purchase with the redemption  proceeds of Class A shares of one or more Oppenheimer  funds
         (other  than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds),

                                                                                        (continued)

         and (iii) on purchases of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

9.       The third sentence under the caption "OppenheimerFunds Internet Web Site" on page 22 is replaced with the following:

         To perform account transactions or to obtain account information online, you must first obtain a user I.D.
         and password on that web site.

10.      The following is added after the first paragraph under "How to Sell Shares" on page 22:

         Effective  September 1, 2001, the Fund will assess a 2% fee on the proceeds of Fund shares that are redeemed
         (either  by  selling or  exchanging  to another  Oppenheimer  fund)  within 30 days of their  purchase.  The redemption  fee is paid to the Fund,  and is intended to offset the trading  costs,  market impact and other costs  associated  with  short-term  money  movements  in and out of the Fund.  The  redemption  fee will be imposed to the extent  that Fund shares  redeemed  exceed Fund shares that have been held more than 30 days.
         For  shares  of the Fund  acquired  by  exchange,  the  holding  period  prior to the  exchange  will not be considered in determining whether to apply the redemption fee.

         The  redemption  fee will  not be  imposed  on  shares:  (1) held in  certain  omnibus  accounts,  including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,  Section  403(b)(7)
         custodial  plan  accounts,  or plans  administered  as college  savings  programs  under  Section 529 of the
         Internal Revenue Code, (2) redeemed under automatic  withdrawal plans or pursuant to automatic  re-balancing in OppenheimerFunds  Portfolio Builder accounts, (3) redeemed due to death or disability of the shareholder, or (4) redeemed from accounts for which the dealer,  broker or financial  institution  of record has entered into an agreement with the Distributor for this purpose.

                                                                                        (continued)

11.      The following is added as a final bullet point under "Are There Limitations on Exchanges?" on page 26:

o  Effective September 1, 2001, the Fund will assess a 2% fee on the proceeds of Fund     shares that are redeemed
(either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  Further details are set forth following the first paragraph under "How to Sell Shares" on page 22.

August 7, 2001                                                                  PS0785.010